PROPERTY, PLANT AND EQUIPMENT - Movements (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 5,448,454
At the end of the year	7,103,638	$ 5,448,454
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	11,206,535	9,119,127
Revaluation	818,447	(84,516)
Additions	3,218,269	2,658,468
Disposals	(1,387,045)	(486,544)
At the end of the year	13,856,206	11,206,535
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(5,758,081)	(4,545,770)
Disposals	309,122	488,532
Of the Year	(1,303,609)	(1,700,843)
At the end of the year	(6,752,568)	$ (5,758,081)
Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 424,150
Useful Life	10 years	10 years
At the end of the year	$ 285,805	$ 424,150
Furniture and facilities [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	1,373,239	1,373,239
Additions	77,415
Disposals	(30,084)
At the end of the year	1,420,570	1,373,239
Furniture and facilities [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(949,089)	(944,414)
Disposals	85,526
Of the Year	(100,150)	(4,675)
At the end of the year	(1,134,765)	$ (949,089)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 474,521
Useful Life	5 years	5 years
At the end of the year	$ 818,574	$ 474,521
Machinery and equipment [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	4,296,555	4,226,071
Additions	1,326,532	261,872
Disposals	(436,367)	(191,388)
At the end of the year	5,186,720	4,296,555
Machinery and equipment [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(3,822,034)	(3,398,030)
Disposals	238,037	425,780
Of the Year	(308,075)	(849,784)
At the end of the year	(4,368,146)	$ (3,822,034)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 134,611
Useful Life	5 years	5 years
At the end of the year	$ 140,750	$ 134,611
Vehicles [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	235,652	236,589
Additions	72,255	47,385
Disposals	(47,045)	(48,322)
At the end of the year	260,862	235,652
Vehicles [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(101,041)	(80,055)
Disposals	25,273	21,317
Of the Year	(44,344)	(42,303)
At the end of the year	(120,112)	$ (101,041)
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	1,275,958
Useful Life		6 years
At the end of the year	1,200,152	$ 1,275,958
Right of use assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	2,047,260
Additions	803,901	2,047,260
Disposals	(704,233)
At the end of the year	2,146,928	2,047,260
Right of use assets | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(771,302)
Disposals	604,923	877
Of the Year	(780,397)	(772,179)
At the end of the year	(946,776)	(771,302)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	653,718
At the end of the year	638,394	653,718
Construction in progress [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	653,718	746,082
Additions	152,146	154,345
Disposals	(167,470)	(246,709)
At the end of the year	638,394	$ 653,718
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 2,485,496
Useful Life	50 years	50 years
At the end of the year	$ 4,019,963	$ 2,485,496
Land and buildings | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	2,600,111	2,537,146
Revaluation	818,447	(84,516)
Additions	786,020	147,606
Disposals	(1,846)	(125)
At the end of the year	4,202,732	2,600,111
Land and buildings | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(114,615)	(123,271)
Disposals	2,489	40,558
Of the Year	(70,643)	(31,902)
At the end of the year	$ (182,769)	$ (114,615)